Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Basanite, Inc.
Entity Central Index Key	0001448705
Entity Tax Identification Number	20-4959207
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2041 NW 15th Avenue
Entity Address, City or Town	Pompano Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33069
City Area Code	954
Local Phone Number	532-4653
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false